Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial assets:
Trading assets	¥ 6,176,613	¥ 6,512,061
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(597,846)	(498,284)
Others	10,346,934	10,523,048
At fair value [member]
Financial assets:
Trading assets	6,176,613	6,512,061
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Investment securities at fair value through other comprehensive income	33,179,136	29,833,445
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(597,846)	(498,284)
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets	41,380
Financial assets at fair value through profit or loss	929,266	819,144
Investment securities at fair value through other comprehensive income	550,448	525,869
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(129,678)	(125,042)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(129,678)	(125,042)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	209	305
Financial liabilities, Unfavorable changes	214	315
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in equity [member]
Financial liabilities:
Financial liabilities, Favorable changes	0
Financial liabilities, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	14,117	5,227
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	28	34
Financial liabilities, Unfavorable changes	28	34
At fair value [member] | Level 3 [member] | Others [member] | Recorded in equity [member]
Financial liabilities:
Financial liabilities, Favorable changes	0
Financial liabilities, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Trading assets	41,380
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,270
Financial assets, Unfavorable changes	2,272
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(4,173)	(2,656)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	39	31
Financial assets, Unfavorable changes	39	31
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(1,891)	(923)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2	3
Financial assets, Unfavorable changes	2	3
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	3,379	3,382
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,761	3,393
Financial assets, Unfavorable changes	1,759	3,399
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	201	314
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	15	11
Financial assets, Unfavorable changes	14	11
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	849,122	739,914
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	724	243
Financial assets, Unfavorable changes	1,560	2,224
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	80,144	79,230
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	579	197
Financial assets, Unfavorable changes	682	363
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	550,448	525,869
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	0
Financial assets, Unfavorable changes	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	19,371	19,211
Financial assets, Unfavorable changes	¥ 19,371	¥ 19,211